Plan Description (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	84.00%
Participant compensation matched, percentage	6.00%
Forfeited nonvested account	$ 83,000	$ 115,000
New forfeited non-vested accounts	1,887,000
Forfeited nonvested account, decrease from employer contribution	1,919,000
Recordkeeping fee	$ 9.50
Former employee, separated for reasons other than retirement, minimum age | yr	55
Former employee, separated for reasons other than retirement, minimum service period	5 years
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
General loan, minimum borrowing term	1 year
General loan, maximum borrowing term	4 years
Primary residence, borrowing term	15 years
Notes receivable from participants	$ 90,693,000	$ 88,046,000
Involuntary cash-out limit	$ 7,000
Minimum
EBP, Description of Plan [Line Items]
General loan, maximum borrowing term	1 year
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
General loan, maximum borrowing term	4 years
Participant loan, interest rate	10.50%
EBP, Qualified Non-Elective Contributions, Represented Employees | Minimum
EBP, Description of Plan [Line Items]
Vesting percentage	4.00%
EBP, Qualified Non-Elective Contributions, Represented Employees | Maximum
EBP, Description of Plan [Line Items]
Vesting percentage	6.00%
EBP, Qualified Non-Elective Contributions, Non-Represented Employees | Non-represented employees hired between December 31, 2017 and June 30, 2024
EBP, Description of Plan [Line Items]
Vesting percentage	6.00%
EBP, Qualified Non-Elective Contributions, Non-Represented Employees | Non-represented employees hired between December 31, 2017 and June 30, 2024 | Minimum
EBP, Description of Plan [Line Items]
Vesting percentage	4.00%
EBP, Qualified Non-Elective Contributions, Non-Represented Employees | Non-represented employees hired between December 31, 2017 and June 30, 2024 | Maximum
EBP, Description of Plan [Line Items]
Vesting percentage	6.00%
EBP, Fixed Rate Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
Vesting period	5 years
Maximum vesting age | yr	65